Employee Benefits - Change in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 32,423	$ 24,876
Expected return on plan assets	624	586	$ 646
Actual return on plan assets	(584)	979
Employer contributions	153	4,008
Plan participants' contributions	24	22
Benefits paid	(3,049)	(68)
Foreign currency exchange rate changes	(1,670)	2,606
Fair value of plan assets at end of year	27,297	32,423	24,876
Switzerland
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	5,202	6,006
Expected return on plan assets	41	47
Actual return on plan assets	(240)	(296)
Scheme contributions	109	157
Plan participants' contributions	83	120
Transferred (benefits paid)/balances	(77)	(76)
Settlement	(409)	(1,019)
Foreign currency exchange rate changes	(2)	263
Fair value of plan assets at end of year	$ 4,707	$ 5,202	$ 6,006